Note 16 - Stock-based Compensation - Summary of Outstanding and Exercisable Stock Options (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Outstanding, stock options (in shares) | shares	29,167,803
Outstanding, weighted average contractual life (Year)	6 years 6 months 10 days
Outstanding, weighed average exercise price (in dollars per share)	$ 4.05
Exercisable, stock options (in shares) | shares	19,457,559
Exercisable, weighted average contractual life (Year)	5 years 8 months 26 days
Exercisable, weighted average exercise price (in dollars per share)	$ 2.96
Range 1 [Member]
Lower exercise price (in dollars per share)	0.03
Upper exercise price (in dollars per share)	$ 1.34
Outstanding, stock options (in shares) | shares	5,964,947
Outstanding, weighted average contractual life (Year)	3 years 8 months 4 days
Outstanding, weighed average exercise price (in dollars per share)	$ 1.28
Exercisable, stock options (in shares) | shares	5,964,947
Exercisable, weighted average contractual life (Year)	3 years 8 months 4 days
Exercisable, weighted average exercise price (in dollars per share)	$ 1.28
Range 2 [Member]
Lower exercise price (in dollars per share)	1.52
Upper exercise price (in dollars per share)	$ 1.89
Outstanding, stock options (in shares) | shares	5,795,861
Outstanding, weighted average contractual life (Year)	4 years 11 months 23 days
Outstanding, weighed average exercise price (in dollars per share)	$ 1.59
Exercisable, stock options (in shares) | shares	5,519,215
Exercisable, weighted average contractual life (Year)	4 years 11 months 1 day
Exercisable, weighted average exercise price (in dollars per share)	$ 1.59
Range 3 [Member]
Lower exercise price (in dollars per share)	3.90
Upper exercise price (in dollars per share)	$ 9.64
Outstanding, stock options (in shares) | shares	17,406,995
Outstanding, weighted average contractual life (Year)	8 years 3 days
Outstanding, weighed average exercise price (in dollars per share)	$ 5.82
Exercisable, stock options (in shares) | shares	7,973,397
Exercisable, weighted average contractual life (Year)	7 years 10 months 6 days
Exercisable, weighted average exercise price (in dollars per share)	$ 5.17